Summary of Significant Accounting Policies - Sales and Marketing Expenses (Details) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Summary of Significant Accounting Policies
Advertising expenses	$ 68,471,237	$ 12,858,629	$ 5,132,485